Non-trading securities - Fair value and gross unrealized losses of non-trading securities (Detail) - Insurance subsidiary [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	¥ 60,476	¥ 44,330
Less than 12 months, Gross unrealized losses	1,735	1,643
More than 12 months, Fair value	0	13,673
More than 12 months, Gross unrealized losses	0	3
Total, Fair value	60,476	58,003
Total, Gross unrealized losses	1,735	1,646
Japanese government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	27,318	12,835
Less than 12 months, Gross unrealized losses	585	437
More than 12 months, Fair value	0	13,673
More than 12 months, Gross unrealized losses	0	3
Total, Fair value	27,318	26,508
Total, Gross unrealized losses	585	440
Foreign government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	3,366	6,911
Less than 12 months, Gross unrealized losses	198	261
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	3,366	6,911
Total, Gross unrealized losses	198	261
Corporate bonds [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	28,398	20,471
Less than 12 months, Gross unrealized losses	930	712
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	28,398	20,471
Total, Gross unrealized losses	930	712
Equity securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	1,394	4,113
Less than 12 months, Gross unrealized losses	22	233
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	1,394	4,113
Total, Gross unrealized losses	¥ 22	¥ 233